TRANSACTIONS WITH RELATED PARTIES - Issued (Details) - Key management personnel of entity or parent - Additional Remuneration Units (ARU) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total	$ 848	$ 534	$ 0
URAs Directors
Disclosure of transactions between related parties [line items]
Total	763	481	0
URAs Board Committee
Disclosure of transactions between related parties [line items]
Total	$ 85	$ 53	$ 0